Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Line Items]
Components of Income Tax Expense

DP&L’s components of income tax expense were as follows:

	Years ended December 31,
$ in millions	2019	2018	2017
Components of tax expense / (benefit)
Federal - current	$8.6	$1.4	$13.5
State and Local - current	0.6	—	0.2
Total current	9.2	1.4	13.7

Federal - deferred	(10.9)	15.5	17.0
State and local - deferred	1.1	0.8	0.4
Total deferred	(9.8)	16.3	17.4
Tax expense / (benefit)	$(0.6)	$17.7	$31.1

Schedule of Effective Income Tax Rate Reconciliation
The following table summarizes a reconciliation of the U.S. statutory federal income tax rate to DP&L's effective tax rate, as a percentage of income before taxes for the years ended December 31, 2019, 2018 and 2017:

	Years ended December 31,
	2019	2018	2017
Statutory Federal tax rate	21.0%	21.0%	35.0%
State taxes, net of Federal tax benefit	1.3%	0.6%	0.4%
AFUDC - Equity	(0.1)%	(0.1)%	1.4%
Amortization of investment tax credits	(0.2)%	(0.3)%	(0.4)%
Depreciation of flow-through differences	(22.6)%	(4.0)%	—%
Other - net	0.1%	(0.2)%	(1.3)%
Effective tax rate	(0.5)%	17.0%	35.1%

Components of Deferred Tax Assets and Liabilities

	December 31,
$ in millions	2019	2018
Net non-current assets / (liabilities)
Depreciation / property basis	$(141.5)	$(130.6)
Income taxes recoverable	17.1	25.0
Regulatory assets	(25.6)	(16.2)
Investment tax credit	0.5	0.5
Compensation and employee benefits	3.1	0.3
Other	(11.7)	(10.7)
Net non-current liabilities	$(158.1)	$(131.7)

Schedule of Tax Expense Benefit That Were Credited To Accumulated Other Comprehensive Loss (Text Block)
The following table presents the tax expense / (benefit) related to pensions, postemployment benefits, cash flow hedges and financial instruments that were credited to Accumulated other comprehensive loss.

	Years ended December 31,
$ in millions	2019	2018	2017
Tax expense / (benefit)	$(0.4)	$(0.3)	$4.0

Reconciliation of Unrecognized Tax Benefits	.